CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB136,359 and RMB42,615 as of December 31, 2019 and 2020, respectively)	¥ 13,144,935	¥ 15,191,313
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB458,894 and RMB 281,260 as of December 31, 2019 and 2020, respectively)	1,828,781	1,558,891
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB 2,720,212 and RMB2,478,930 as of December 31, 2020 and 2021, respectively)	7,658,677	7,696,996
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,820 and nil as of December 31, 2019 and 2020, respectively)	429,088	444,100
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB244,323 and RMB 289,815 as of December 31, 2019 and 2020, respectively)	449,693	334,431
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB17,697 and RMB1,157 as of December 31,2019 and 2020, respectively)	284,659	299,791
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB36,385 and RMB 31,773 as of December 31, 2019 and 2020, respectively)	437,202	432,995
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB21 as of December 31, 2019 and 2020, respectively)	1,026,155	1,070,891
Operating lease liabilities - noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,743 and RMB4,501 as of December 31,2019 and 2020, respectively)	¥ 952,813	¥ 1,360,946
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share) | (per share)	¥ 0.0001	¥ 0.0001
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	122,975,885	119,223,484
Common shares, shares outstanding | shares	120,232,895	119,223,484
Treasury shares (in shares) | shares	2,742,990	0
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share) | (per share)	¥ 0.0001	¥ 0.0001
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358
Common shares, shares outstanding | shares	15,560,358	15,560,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB136,359 and RMB42,615 as of December 31, 2019 and 2020, respectively)	¥ 2,340	¥ 42,615
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB458,894 and RMB 281,260 as of December 31, 2019 and 2020, respectively)	402,482	281,260
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB 2,720,212 and RMB2,478,930 as of December 31, 2020 and 2021, respectively)	2,478,930	2,720,520
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,820 and nil as of December 31, 2019 and 2020, respectively)	120,824	0
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB244,323 and RMB 289,815 as of December 31, 2019 and 2020, respectively)	361,186	289,815
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB17,697 and RMB1,157 as of December 31,2019 and 2020, respectively)	2,546	1,157
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB36,385 and RMB 31,773 as of December 31, 2019 and 2020, respectively)	29,032	31,773
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB21 as of December 31, 2019 and 2020, respectively)	0	21
Operating lease liabilities - noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB8,743 and RMB4,501 as of December 31,2019 and 2020, respectively)	¥ 358	¥ 4,501